Employee Benefit Plans - Net Periodic Benefit (Income) Cost (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended										12 Months Ended			3 Months Ended		12 Months Ended
	Sep. 30, 2009	Jun. 30, 2009	Dec. 31, 2011 Total Pension Benefits [Member]	Dec. 31, 2010 Total Pension Benefits [Member]	Dec. 31, 2009 Total Pension Benefits [Member]	Dec. 31, 2011 U.S. Pension Benefits [Member]	Dec. 31, 2010 U.S. Pension Benefits [Member]	Dec. 31, 2009 U.S. Pension Benefits [Member]	Dec. 31, 2011 International Pension Benefits [Member]	Dec. 31, 2010 International Pension Benefits [Member]	Dec. 31, 2009 International Pension Benefits [Member]	Dec. 31, 2011 Executive Pension Plans [Member]	Dec. 31, 2011 Postretirement Benefits [Member]	Dec. 31, 2010 Postretirement Benefits [Member]	Dec. 31, 2009 Postretirement Benefits [Member]	Sep. 30, 2011 Postemployment Benefits [Member]	Jun. 30, 2011 Postemployment Benefits [Member]	Dec. 31, 2011 Postemployment Benefits [Member]	Dec. 31, 2010 Postemployment Benefits [Member]	Dec. 31, 2009 Postemployment Benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Net service cost			$ 15	$ 15	$ 17	$ 0	$ 0	$ 0	$ 15	$ 15	$ 17		$ 0	$ 0	$ 0			$ 25	$ 22	$ 25
Interest cost			272	279	287	182	190	195	90	89	92		2	5	7			10	11	13
Expected return on plan assets			(266)	(275)	(290)	(156)	(166)	(180)	(110)	(109)	(110)
Settlement charge			3	8	3	0	0	0	3	8	3
Prior service cost			6	0	1	0	0	0	6	0	1		(18)	(13)	(13)			(9)	(1)	(1)
Actuarial loss			192	181	141	123	119	94	69	62	47		3	4	3			14	12	12
Net benefit cost																		40	44	49
Restructuring severance cost																6		6	(1)	0
Net benefit cost			222	208	159	149	143	109	73	65	50		(13)	(4)	(3)			46	43	49
Reduction of the actuarial liability from announce change																	6
Estimated future employer contributions in 2012						85			120			10	7					60
Pension curtailment in United Kingdom	35
Pension freeze curtailment United Kingdom		$ 85